CAPITAL STOCK AND STOCKHOLDER’S EQUITY (Details Textual) (USD $)	1 Months Ended						3 Months Ended	9 Months Ended		12 Months Ended		121 Months Ended	1 Months Ended
	Jun. 30, 2014	Jun. 03, 2014	May 31, 2014	Feb. 28, 2014	Aug. 31, 2013	Mar. 31, 2013	Mar. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Aug. 31, 2014	Jan. 31, 2013	Jan. 31, 2013	May 23, 2014
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			4,163,961				686,420		776,204
Warrant percentage to Common Stock				8.00%
Placement Agent Fee Percentage on Gross Proceeds				8.00%
Stock Issued During Period, Shares, Issued for Services				91,334
Stock Issued During Period, Value, Issued for Services				$ 127,000
Number of Warrants Exercised									325,670	325,670	37,301
Proceeds from Warrant Exercises								0	405,000	405,000	691,000	1,221,000
Warrants Exercised On Cashless Basis									1,000,000	1,000,000	515,671
Shares Issued During Period Upon Exercise of Warrants									537,722	537,722	544,639
Proceeds from Issuance of Common Stock		3,000,000
Reimbursement to Placement Agent		50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.75
Shares Issued, Price Per Share								$ 0.80
Proceeds From Options And Warrant Exercises										404,000	691,000
Warrants Expiration Period	5 years									6 months
Common Stock Purchase Warrants Issued Shares					3,600,024	686,420
Investor And Media Relations Services [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services													189,364
Stock Issued During Period, Value, Issued for Services													169,000
Placement Agent [Member]
Class of Stock [Line Items]
Shares Issued During Period Upon Exercise of Warrants								326,817
Investor [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								10,409,905
Warrant percentage to Common Stock				4.00%
Placement Agent Fee Percentage on Gross Proceeds				4.00%
Common Stock Purchase Warrants Issued Shares					3,333,356
Consultant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services				47,800
Stock Issued During Period, Value, Issued for Services				67,000
Consultant [Member] | Business And Advisory Services [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services													25,000
Stock Issued During Period, Value, Issued for Services													20,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	1.15
Series A Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 1.15
Series B Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.85
Series C Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.85
Series D Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 1.15
Public Offering [Member]
Class of Stock [Line Items]
Placement Agent Fees and Expense		278,000
Other Expenses		64,000
Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	966,250
Shares Issued, Price Per Share								$ 0.80
Series C Common Stock [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share																$ 0.80
Equity Financing [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					3,333,356
Warrant percentage to Common Stock					8.00%
Shares Issued During Period Upon Exercise of Warrants					5,000,032
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.75	3.00	3.00				$ 3.00
Stock Issued During Period New Issues Price Per Share					$ 1.50
Beneficially Interest Percentage					4.99%						4.99%
Discretionary Increase Percentage					9.99%						9.99%
Stock Units Components Description					each unit consisting of (i) one share of the Companys common stock and (ii) one common stock purchase warrant.	adjust the price per unit from $2.20 to $1.773					Each unit consists of: (i) one share of common stock, and (ii) one common stock purchase warrant
Warrants Expiration Period					5 years						5 years
Commission Percentage On Gross Proceeds					8.00%					2.00%
Non Accountable Expense To Placement Agent					100,001
Warrants To Purchase Of Common Stock					266,668
Legal And Due Diligence Cost					35,000
Payments for Commissions					400,003
Additional Placement Agent Fees					(i) a cash fee of 4% of gross proceeds received from the exercise of the warrants, and (ii) additional transaction fees equal to 8% of gross proceeds and 8% warrant coverage for any future investment by one of the investors in the Company for a period of 12 months following the closing of the offering
Partial Liquidated Damages Fee Percentage					1.50%	0.50%
Stock Issued During Period Shares Stock Options And Warrant Issued						557,256								104,095
Stock Issued During Period Price Per Share Stock Options And Warrant						1.773									$ 2.20
Proceeds From Issuance Common Stock And Warrants						1,000,000									200,000
Stock Issued During Period Shares Adjust Price Per Unit						96,443
Placement Agent And Finders Fees Incurred						37,000
Common Stock Purchase Warrants Issued Shares						18,410
Equity Financing [Member] | Maximum [Member]
Class of Stock [Line Items]
Partial Liquidated Damages Fee Percentage						6.00%